Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001005020
Virtus KAR Emerging Markets Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Emerging Markets Small-Cap Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus KAR Emerging Markets Small-Cap Fund

each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section “Principal Investment Strategies” in the summary prospectus and in the summary section of the fund’s statutory prospectus, the second sentence of the second paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”

Under “Principal Investment Strategies” on page 123 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”

Supplement To Prospectus [Text Block]	vot_SupplementToProspectusOneTextBlock	Investors should retain this supplement with the Prospectuses for future reference.